Financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
Accounting classification and carrying amounts
Financial assets as of 31 December 2024 and 2023, all of which are measured at amortized cost, are as follows:

	31 December 2024	31 December 2023
Cash and cash equivalents	51,428	11,157
Restricted cash	—	26,132
Trade receivables	160,217	41,292
Other current assets	6,361	1,035
Receivables from related parties	118	896
Other long-term assets	213	336
	218,337	80,848
Financial liabilities as of 31 December 2024 and 2023 are as follows:

	31 December 2024	31 December 2023
Borrowings (measured at amortized cost)	1,068,584	960,159
Derivative financial liabilities (measured at FVTPL)	210,224	520,553
Trade and other payables (measured at amortized cost)	67,126	80,563
Lease liabilities (measured at amortized cost)	121,652	115,315
Liabilities to related parties (measured at amortized cost)	8,465	9,851
Other current liabilities	58,903	61,873
	1,534,954	1,748,314

It is management’s estimate that the carrying amounts of financial assets and financial liabilities carried at amortized cost approximate their fair value, with the exception of, in 2024, the Secured Loan Facility, and, in 2023, the Senior Bonds, Aztiq Convertible Bond, 2022 Convertible Bonds, and Alvogen Facility, since any applicable interest receivable or payable is either close to current market rates or the instruments are short-term in nature. Material differences between the fair values and carrying amounts of these borrowings are identified as follows:

	31 December 2024
	Carrying Amount	Fair Value
Senior Secured First Lien Term Loan Facility	990,744	969,077
	990,744	969,077

	31 December 2023
	Carrying Amount	Fair Value
Senior Bonds	549,411	559,867
Aztiq Convertible Bond	80,663	84,756
2022 Convertible Bonds	155,914	217,419
Alvogen Facility	76,556	82,060
	862,544	944,102
Fair value measurements
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments measured at fair value on a recurring basis as of 31 December 2024 and 31 December 2023:

	31 December 2024
	Level 1	Level 2	Level 3	Total
Predecessor Earn Out Shares	—	179,300	—	179,300
OACB Warrants	30,924	—	—	30,924
	30,924	179,300	—	210,224

	31 December 2023
	Level 1	Level 2	Level 3	Total
Senior Bond Warrants	19,715	—	—	19,715
Tranche A Conversion Feature	—	—	118,830	118,830
Predecessor Earn Out Shares	—	349,900	—	349,900
OACB Earn Out Shares	—	6,200	—	6,200
OACB Warrants	25,908	—	—	25,908
	45,623	356,100	118,830	520,553
The Group did not recognize any transfer of assets or liabilities between levels of the fair value hierarchy during the year ended 31 December 2024.
During the year ended 31 December 2024, Senior Bond Warrant holders elected to exercise their warrants. As a result, 1,718,845 Ordinary Shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The Tranche A Conversion Feature was extinguished upon the conversion of the Tranche A 2022 Convertible Bonds on 1 July 2024 (refer to Note 21 for further details).
In February 2024, the second tranche of OACB Earn Out Shares vested resulting in the issuance of 625,000 Ordinary Shares. The issuance of Ordinary Shares for the second tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
Predecessor Earn Out Shares
In February 2024, the first tranche of Predecessor Earn Out Shares vested resulting in the issuance of 19,165,000 Ordinary Shares. The issuance of Ordinary Shares for the first tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
The Predecessor Earn Out Shares had a fair value of $179.3 million as of 31 December 2024, resulting in $130.5 million of finance costs for the year ended 31 December 2024.
The fair value of the Predecessor Earn Out Shares was determined using Monte Carlo analysis that incorporated inputs and assumptions as further described below. The inputs and assumptions associated with the valuation of the instruments are determined based on all relevant internal and external information available and are reviewed and reassessed at each reporting date.
The following table presents the assumptions and inputs that were used for the model in valuing the Predecessor Earn Out Shares:

	31 December 2024	31 December 2023
Number of shares	19,165,000	38,330,000
Share price	$13.23	$11.48
Volatility rate	52.0%	55.0%
Risk-free rate	4.26%	3.97%
OACB Warrants
During the year ended 31 December 2024, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises resulted in the issuance of 419,660 Ordinary Shares and cash proceeds of $4.8 million. The Company recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
The OACB warrants had a fair value of $30.9 million as of 31 December 2024. The fair value of the warrants was derived from the publicly quoted trading price at the valuation date. The change in fair value of the OACB Warrants resulted in $6.9 million of finance costs for the year ended 31 December 2024.
Capital management
The capital structure of the Group consists of equity, debt and cash. For the foreseeable future, the Board of Directors will maintain a capital structure that supports the Group’s strategic objectives through managing the budgeting process, maintaining strong investor relations and managing the financial risks of the Group, as further described below. No changes were made in the objectives, policies or processes for managing capital during the years ended 31 December 2024 and 2023.
Financial risk management
The Group’s corporate treasury function provides services across the organization, coordinates access to domestic and international financial markets, monitors and manages the financial risks relating to the Group’s operations through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including interest rate risk and foreign currency risk), credit risk and liquidity risk.
Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of fluctuations in market interest rates primarily relates to the cash in bank and borrowings that are subject to floating interest rates.
The following table provides an interest rate sensitivity analysis for the effect on loss before tax. The analysis assumes that all other variables, such as foreign currency exchange rates, remain constant.

	2024	2023
Variable-rate financial instruments +100	(9,873)	(89)
Variable-rate financial instruments -100	9,873	89
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group uses the U.S. dollar as its reporting currency and conducts business on a global basis in various currencies. As a result, the Group is exposed to foreign currency exchange movements, primarily in European, Icelandic and UK market currencies, as well as in the Swiss franc.
Below are the foreign currencies that have the most significant impact on the Group’s operations.

	Closing rate		Average rate		Change
	2024	2023	2024	2023
EUR	1.038	1.105	1.082	1.091	(6.0%)
GBP	1.251	1.275	1.278	1.266	(1.8%)
ISK	0.007	0.007	0.007	0.007	(2.0%)
CHF	1.103	1.188	1.136	1.156	(7.2%)
INR	0.012	0.012	0.012	0.012	(2.6%)
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2024 are as follows:

	Assets	Liabilities	Net assets
EUR	49,968	23,847	26,121
GBP	315	3,669	(3,354)
ISK	3,162	154,048	(150,886)
CHF	2,522	2,837	(315)
INR	881	536	345
The Group’s assets and liabilities that are denominated in foreign currencies as of 31 December 2023 are as follows:

	Assets	Liabilities	Net assets
EUR	36,568	46,303	(9,735)
GBP	69	3,479	(3,410)
ISK	3,247	144,812	(141,565)
CHF	335	7,488	(7,153)
INR	167	536	(369)
A reasonable possible strengthening or weakening of the Group’s significant foreign currencies against the U.S. dollar would affect the measurement of financial instruments denominated in a foreign currency and affect profit or loss and equity by the amount shown in the sensitivity analysis table below. The analysis assumes that all other variables, such as interest rates, remain constant.

	EUR	GBP	ISK	CHF	INR
Year ended 31 December 2024
-10% weakening	(2,612)	335	15,089	32	(35)
+ 10% strengthening	2,612	(335)	(15,089)	(32)	35
Year ended 31 December 2023
-10% weakening	(974)	(341)	(14,156)	(715)	(37)
+ 10% strengthening	974	341	14,156	715	37
Credit risk
Credit risk is the risk that a counterparty will not fulfill its contractual obligations under a financial instrument contract, leading to a financial loss for the Group. The maximum credit risk exposure for the Group’s financial assets as of 31 December 2024 and 2023 is as follows:

	2024	2023
Cash and cash equivalents	51,428	11,157
Restricted cash	—	26,132
Trade receivables	160,217	41,292
Other assets	6,692	2,267
	218,337	80,848
The Group’s cash and cash equivalents are deposited with high-quality financial institutions. Management believes these financial institutions are financially sound and, accordingly, that minimal credit risk exists. The Group has not experienced any losses on its deposits of cash and cash equivalents and restricted cash yet monitors the credit rating of these financial institutions on a periodic basis.
Other assets primarily consist of other current assets, as described in Note 18, and contract assets recognized in connection with the Group’s performance pursuant to its contracts with customers, all of which are large multinational pharmaceutical companies. In 2023, the Group recognized a receivable of $18.5 million in other current assets following the termination of the co-development agreement with Biosana which was fully reserved as of 31 December 2023 due to the uncertainty of its collection (see Note 18). In 2024, the Group collected $1.1 million of the receivable, which was recognized through profit and loss during the year. There are no other significant amounts past due as of 31 December 2024 and 2023 and the Group concludes that any expected credit losses with respect to these assets, except as described above, is immaterial.
Liquidity risk
Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group also monitors the level of expected cash inflows on trade and other receivables together with expected cash outflows on trade and other payables.
Contractual maturities of financial assets and liabilities as of 31 December 2024 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	166,696	—	—	166,696
Variable-interest bearing	51,428	213	—	51,641
Total financial assets	218,124	213	—	218,337
Financial liabilities
Non-interest bearing	126,029	—	—	126,029
Derivative liabilities	—	210,224	—	210,224
Variable-interest bearing - Borrowings	75,235	127,313	1,470,805	1,673,353
Total financial liabilities	201,264	337,537	1,470,805	2,009,606
Contractual maturities of financial assets and liabilities as of 31 December 2023 are as follows:

	Within one year	One to two years	Thereafter	Total
Financial assets
Non-interest bearing	43,223	—	—	43,223
Variable-interest bearing	11,157	—	26,468	37,625
Total financial assets	54,380	—	26,468	80,848
Financial liabilities
Non-interest bearing	142,436	—	—	142,436
Fixed-interest bearing - Borrowings	66,309	1,101,185	—	1,167,494
Derivative liabilities	—	520,553	—	520,553
Variable-interest bearing - Borrowings	44,995	10,198	65,826	121,019
Total financial liabilities	253,740	1,631,936	65,826	1,951,502
Refer to Note 13 for the maturity analysis of the Group’s undiscounted lease payments.